Goodwill, Deferred Leasing Costs and Other Intangibles (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill
The following table presents changes in the carrying value of goodwill, which resides in the investment management segment.

	Year Ended December 31,
(In thousands)	2018	2017	2016
Beginning balance	$1,514,561	$660,127	$658,267
Business combinations (1)	—	1,440,229	1,860
Transfer to held for sale (2)	—	(20,000)	—
Disposition (3)	—	(249,795)	—
Impairment	—	(316,000)	—
Ending balance (4)	$1,514,561	$1,514,561	$660,127
__________

(1)	Includes the effects of measurement period adjustments within a one year period following the consummation of a business combination.

(2)
Represents goodwill assigned to the broker-dealer reporting unit that was acquired as part of the Merger and classified as held for sale in 2017 (Note 10). The broker-dealer business was contributed to the Colony S2K joint venture, an equity method investee, in April 2018.

(3)	Represents goodwill assigned to the Townsend investment management reporting unit that was acquired as part of the Merger, subsequently transferred to held for sale and sold on December 29, 2017.

(4)	Total goodwill amount is not deductible for income tax purposes.

Schedule of Deferred Leasing Costs and Other Intangibles
Deferred Leasing Costs, Other Intangible Assets and Intangible Liabilities
The Company's deferred leasing costs, other intangible assets and intangible liabilities, excluding those related to assets held for sale, are as follows.

	March 31, 2019			December 31, 2018
(In thousands)	Carrying Amount (Net of Impairment)(1)	Accumulated Amortization	Net Carrying Amount	Carrying Amount (Net of Impairment)(1)	Accumulated Amortization	Net Carrying Amount
Deferred Leasing Costs and Intangible Assets
In-place lease values	$168,570	$(61,842)	$106,728	$170,869	$(55,103)	$115,766
Above-market lease values	111,862	(32,327)	79,535	111,903	(29,497)	82,406
Below-market ground lease obligations (2)	—	—	—	16,258	(984)	15,274
Deferred leasing costs	18,973	(4,862)	14,111	17,154	(4,465)	12,689
Lease incentives	14,169	(1,385)	12,784	14,169	(1,134)	13,035
Trade name (3)	15,500	—	15,500	15,500	—	15,500
Investment management contracts	194,698	(100,445)	94,253	194,698	(92,618)	102,080
Customer relationships	49,291	(15,863)	33,428	49,291	(15,027)	34,264
Other (4)	41,664	(1,945)	39,719	59,157	(4,241)	54,916
Total deferred leasing costs and intangible assets	$614,727	$(218,669)	$396,058	$648,999	$(203,069)	$445,930
Intangible Liabilities
Below-market lease values	$175,673	$(47,346)	$128,327	$176,013	$(42,895)	$133,118
Above-market ground lease obligations (2)	—	—	—	15,909	(1,557)	14,352
Total intangible liabilities	$175,673	$(47,346)	$128,327	$191,922	$(44,452)	$147,470
__________

(1)
For intangible assets and intangible liabilities recognized in connection with business combinations, purchase price allocations may be subject to adjustments during the measurement period, not to exceed twelve months from date of acquisition, based upon new information obtained about facts and circumstances that existed at time of acquisition. Amounts are presented net of impairments and write-offs.

(2)
Upon adoption of the new lease standard on January 1, 2019, below-market and above-market ground lease obligations were reclassified as a component of operating lease right-of-use asset, included in other assets.

(3)	The Colony trade name is determined to have an indefinite useful life and is not currently subject to amortization.
(4)
Represents primarily the value of certificates of need associated with certain healthcare portfolios which are not amortized and franchise agreements associated with certain hotel properties which are subject to amortization over the term of the respective agreements.
The Company's deferred leasing costs, other intangible assets and intangible liabilities, excluding those related to assets held for sale, are as follows.

	December 31, 2018			December 31, 2017
(In thousands)	Carrying Amount (Net of Impairment)(1)	Accumulated Amortization	Net Carrying Amount	Carrying Amount (Net of Impairment)(1)	Accumulated Amortization	Net Carrying Amount
Deferred Leasing Costs and Intangible Assets
In-place lease values	$170,869	$(55,103)	$115,766	$162,804	$(54,646)	$108,158
Above-market lease values	111,903	(29,497)	82,406	146,402	(20,675)	125,727
Below-market ground lease obligations	16,258	(984)	15,274	29,625	(316)	29,309
Deferred leasing costs	17,154	(4,465)	12,689	43,599	(6,127)	37,472
Lease incentives	14,169	(1,134)	13,035	14,169	(136)	14,033
Trade name (2)	15,500	—	15,500	79,700	(3,131)	76,569
Investment management contracts	194,698	(92,618)	102,080	342,127	(70,394)	271,733
Customer relationships	49,291	(15,027)	34,264	59,400	(10,421)	48,979
Other (3)	59,157	(4,241)	54,916	54,061	(2,041)	52,020
Total deferred leasing costs and intangible assets	$648,999	$(203,069)	$445,930	$931,887	$(167,887)	$764,000
Intangible Liabilities
Below-market lease values	$176,013	$(42,895)	$133,118	$191,062	$(24,563)	$166,499
Above-market ground lease obligations	15,909	(1,557)	14,352	13,246	(698)	12,548
Total intangible liabilities	$191,922	$(44,452)	$147,470	$204,308	$(25,261)	$179,047
__________

(1)
For intangible assets and intangible liabilities recognized in connection with business combinations, purchase price allocations may be subject to adjustments during the measurement period, not to exceed twelve months from date of acquisition, based upon new information obtained about facts and circumstances that existed at time of acquisition. Amounts are presented net of impairments and write-offs, including contracts written off in connection with the Combination (Notes 4 and 14).

(2)
The Colony trade name is determined to have an indefinite useful life and not currently subject to amortization. The NorthStar trade name, prior to its write-off in June 2018, was amortized over an estimated useful life of 20 years.

(3)
Represents primarily the value of certificates of need associated with certain healthcare portfolios which are not amortized and franchise agreements associated with certain hotel properties which are subject to amortization over the term of the respective agreements.
Schedule of Expected Annual Amortization Expenses
The following table summarizes the amortization of deferred leasing costs and finite-lived intangible assets and intangible liabilities, excluding amounts related to discontinued operations (Note 15).

	Three Months Ended March 31,
(In thousands)	2019	2018
Above-market lease values	$(2,733)	$(4,493)
Below-market lease values	4,888	5,969
Lease incentives	(252)	(242)
Net increase (decrease) to rental income	$1,903	$1,234

Above-market ground lease obligations	$—	$(286)
Below-market ground lease obligations	—	463
Net increase (decrease) to ground rent expense	$—	$177

In-place lease values	$7,102	$8,291
Deferred leasing costs	1,569	847
Trade name	—	804
Investment management contracts	7,827	5,686
Customer relationships	836	1,152
Other	252	515
Amortization expense	$17,586	$17,295

The following table summarizes the amortization of deferred leasing costs and finite-lived intangible assets and intangible liabilities, excluding amounts related to discontinued operations (Note 18):

	Year Ended December 31,
(In thousands)	2018	2017	2016
Above-market lease values	$(27,299)	$(20,787)	$(2,611)
Below-market lease values	31,019	35,484	3,126
Lease incentives	(997)	(136)	—
Net increase (decrease) to rental income	$2,723	$14,561	$515

Above-market ground lease obligations	$(919)	$(746)	$482
Below-market ground lease obligations	669	854	—
Net increase (decrease) to ground rent expense	$(250)	$108	$482

In-place lease values	$28,047	$59,142	$16,971
Deferred leasing costs	3,419	5,801	2,795
Trade name	1,606	3,682	—
Investment management contracts	22,386	38,640	11,446
Customer relationships	4,606	12,514	3,343
Other	2,291	10,215	—
Amortization expense	$62,355	$129,994	$34,555

Schedule of Estimated Annual Amortization Expense
The following table presents the effect of future amortization of deferred leasing costs and finite-lived intangible assets and intangible liabilities, excluding those related to assets and related liabilities held for sale:

	Year Ending December 31,
(In thousands)	Remaining 2019	2020	2021	2022	2023	2024 and Thereafter	Total (1)
Net increase (decrease) to rental income	$5,804	$7,499	$8,451	$7,964	$8,708	$(2,418)	$36,008
Amortization expense	91,971	36,735	30,899	23,392	17,318	59,002	259,317

__________
(1)
Excludes $9.9 million net increase to rental income and $147.3 million amortization expense related to deferred leasing costs and intangible assets and intangible liabilities of the industrial segment that is held for sale.

The following table presents the effect of future amortization of deferred leasing costs and finite-lived intangible assets and intangible liabilities, excluding those related to assets and related liabilities held for sale:

	Year Ending December 31,
(In thousands)	2019	2020	2021	2022	2023	2024 and Thereafter	Total (1)
Net increase (decrease) to rental income	$7,863	$7,466	$8,369	$7,932	$8,636	$(2,589)	$37,677
Net increase (decrease) to rent expense	(220)	(218)	(213)	(210)	(218)	2,001	922
Amortization expense	106,698	35,953	30,150	25,979	24,516	67,301	290,597

__________
(1)
Excludes $8.3 million net increase to rental income, $0.1 million net decrease to rent expense, and $90.9 million amortization expense related to deferred leasing costs and intangible assets and intangible liabilities of the industrial segment that is held for sale.